GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Investments
December 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS – 86.5%		Value
Certificates of Deposit - 41.7%	Par
Bank of America NA, 5.40%, 01/06/2025	7,000,000	$7,000,000
Bank of Nova Scotia, 4.70%, 08/21/2025	10,000,000	10,003,944
Bank of Nova Scotia, 4.63%, 07/14/2025	500,000	500,059
Canadian Imperial Bank of Commerce, 4.62%, 02/13/2025	2,500,000	2,500,000
Canadian Imperial Bank of Commerce, 4.67%, 03/06/2025	7,000,000	7,002,434
Commonwealth Bank of Australia, 4.80%, 10/03/2025	9,000,000	9,003,502
Cooperatieve Rabobank UA, 4.53%, 05/05/2025	5,000,000	5,000,401
Cooperatieve Rabobank UA, 4.66%, 02/04/2025	3,000,000	3,000,024
Mizuho Bank Ltd., 4.69%, 02/14/2025	7,000,000	7,000,000
MUFG Bank Ltd., 4.60%, 06/10/2025	5,000,000	5,001,707
MUFG Bank Ltd., 4.61%, 03/03/2025	5,000,000	5,001,016
Nordea Bank ABP, 4.55%, 04/11/2025	5,000,000	5,001,480
Oversea Chinese Banking Corp., Ltd., 4.70%, 06/13/2025	4,000,000	4,000,332
Royal Bank of Canada, 4.27%, 06/17/2025	10,000,000	9,990,835
Sumitomo Mitsui Banking Corp., 4.58%, 01/16/2025	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp., 4.61%, 02/14/2025	8,000,000	7,999,901
Westpac Banking Corp., 4.70%, 04/17/2025	10,000,000	10,005,952
		108,011,587
Money Market Funds - 5.4% JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (a)(c)	13,910,934	13,910,934

U.S. Treasury Bills - 39.4%	Par
4.57%, 01/16/2025 (b)	2,000,000	1,996,233
4.59%, 01/21/2025 (b)	13,000,000	12,967,338
4.21%, 01/23/2025 (b)	4,000,000	3,989,746
4.39%, 01/28/2025 (b)	8,500,000	8,472,269
4.32%, 01/30/2025 (b)	6,000,000	5,979,265
4.36%, 02/04/2025 (b)	15,000,000	14,938,658
4.46%, 02/06/2025 (b)	5,000,000	4,977,925
4.44%, 02/13/2025 (b)	16,000,000	15,916,150
4.46%, 02/20/2025 (b)	10,000,000	9,938,785
4.25%, 02/25/2025 (b)	6,000,000	5,961,271
4.27%, 03/27/2025 (b)	4,500,000	4,456,057
4.28%, 04/22/2025 (b)	6,500,000	6,416,980
4.25%, 04/29/2025 (b)	6,000,000	5,918,587
		101,929,264
TOTAL SHORT-TERM INVESTMENTS (Cost $115,836,707)		223,851,785

TOTAL INVESTMENTS - 86.5% (Cost $223,842,646)		223,851,785
Other Assets in Excess of Liabilities - 13.5%		34,933,224
TOTAL NET ASSETS - 100.0%		$258,785,009
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SOFR - Secured Overnight Financing Rate

(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
(c)	All or portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
December 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	133	09/16/2025	$22,502,070	$58,826
3 Month Euribor	437	03/17/2025	110,597,815	(61,475)
Arabica Coffee (a)	41	03/19/2025	4,916,156	804,062
ASX SPI 200 Index	83	03/20/2025	10,464,646	(192,596)
Canadian 10 Year Government Bonds	21	03/20/2025	1,791,234	(25,541)
Dow Jones Industrial Average Index	80	03/21/2025	17,149,200	(592,225)
Euro BUXL 30 Year Bonds (a)	4	03/06/2025	549,747	(27,957)
Euro STOXX 50 Quanto Index	66	03/21/2025	3,336,952	(62,633)
Euro-BTP Italian Government Bonds	103	03/06/2025	12,800,982	(298,146)
FTSE 100 Index	42	03/21/2025	4,301,268	(70,252)
FTSE China A50 Index	237	01/24/2025	3,191,205	(17,503)
FTSE/JSE Top 40 Index	23	03/20/2025	930,250	(32,945)
FTSE/MIB Index	18	03/21/2025	3,197,671	(34,069)
German Stock Index	17	03/21/2025	8,827,624	(217,279)
Gold (a)	51	02/26/2025	13,469,100	94,058
Hang Seng China Enterprises Index	59	01/27/2025	2,764,397	48,579
Hang Seng Index	24	01/27/2025	3,103,577	39,819
IBEX 35 Index	42	01/17/2025	5,040,835	(49,421)
ICE European Climate Exchange Emissions	4	12/15/2025	302,468	2,797
Lean Hogs (a)	66	02/14/2025	2,146,320	(108,503)
Live Cattle (a)	124	02/28/2025	9,503,360	116,030
London Metals – Aluminum (a) (b)	27	03/17/2025	1,724,605	30,766
London Metals – Copper (a) (b)	6	03/17/2025	1,313,130	(48,591)
London Metals – Zinc (a) (b)	21	03/17/2025	1,564,678	(4,986)
MSCI Emerging Markets Index	24	03/21/2025	1,288,560	(51,601)
MSCI Singapore Index	221	01/28/2025	6,043,456	2,179
Nasdaq 100 Index	41	03/21/2025	17,405,730	(610,126)
Nikkei 225 Index	13	03/13/2025	3,296,578	56,064
OMXS30 Index	56	01/17/2025	1,256,778	(29,530)
Russell 2000 Index	64	03/21/2025	7,199,360	(454,588)
S&P 500 Index	85	03/21/2025	25,226,938	(952,980)
S&P Mid Cap 400 Index	29	03/21/2025	9,125,430	(493,698)
S&P/Toronto Stock Exchange 60 Index	97	03/20/2025	20,043,090	(501,954)
SGX FTSE Taiwan Index	48	01/21/2025	3,674,880	(50,703)
Short-term Euro-BTP	315	03/06/2025	35,050,394	(149,084)
Silver (a)	18	03/27/2025	2,631,780	(131,541)
STOXX Europe 600 Index	60	03/21/2025	1,570,868	(36,366)
TOPIX Index	20	03/13/2025	3,541,898	58,965
US Cocoa (a)	20	03/14/2025	2,335,000	797,610
				$(3,196,538)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(265)	03/20/2025	$29,497,813	$215,657
3-Month Secured Overnight Financing Rate	(580)	09/16/2025	139,134,750	33,528
AUD/USD Cross Currency Rate	(516)	03/17/2025	31,940,400	1,066,461
Austrailian Government 10 Year Bonds	(205)	03/17/2025	14,322,154	60,868
Austrailian Government 3 Year Bonds	(487)	03/17/2025	31,997,628	89,538
Australian 90 Day Bank Bills	(200)	03/13/2025	122,557,188	(62,464)
Brazilian Real/US Dollar Cross Currency Rate	(160)	01/31/2025	2,552,000	31,179
Brent Crude Oil (a)	(7)	01/31/2025	522,480	(20,137)
British Pound/US Dollar Cross Currency Rate	(190)	03/17/2025	14,847,313	236,013
CAC40 10 Euro Index	(22)	01/17/2025	1,682,833	(641)
Canadian Dollar/US Dollar Cross Currency Rate	(471)	03/18/2025	32,840,475	544,094
Copper (a)	(19)	03/27/2025	1,912,588	40,521
Corn No. 2 Yellow (a)	(161)	03/14/2025	3,690,925	(245,834)
Cotton No.2 (a)	(88)	03/07/2025	3,009,600	120,957
Crude Oil (a)	(12)	01/21/2025	860,640	(50,808)
Crude Soybean Oil (a)	(95)	03/14/2025	2,300,520	95,865
Euro/US Dollar Cross Currency Rate	(372)	03/17/2025	48,306,525	869,899
Euro-BOBL	(75)	03/06/2025	9,156,403	387
Euro-Bund	(52)	03/06/2025	7,187,644	6,170
Euro-Schatz	(40)	03/06/2025	4,432,820	(892)
French Government Bonds	(143)	03/06/2025	18,278,830	89,710
Hard Red Winter Wheat (a)	(32)	03/14/2025	894,800	(67)
ICE 3 Month SONIA Rate	(829)	06/17/2025	247,844,318	366,177
Indian Rupee/US Dollar Cross Currency Rate	(409)	01/29/2025	9,522,338	62,662
Japanese Yen/US Dollar Cross Currency Rate	(344)	03/17/2025	27,563,000	920,516
Korean Won/US Dollar Cross Currency Rate	(63)	01/20/2025	1,069,740	28,590
London Metals – Aluminum (a) (b)	(17)	03/17/2025	1,085,862	7,382
London Metals – Copper (a) (b)	(11)	03/17/2025	2,407,405	72,095
London Metals – Nickel (a) (b)	(26)	03/17/2025	2,387,321	68,289
London Metals – Zinc (a) (b)	(9)	03/17/2025	670,576	1,629
Long Gilt	(300)	03/27/2025	34,706,243	606,433
Low Sulphur Gas Oil (a)	(40)	02/12/2025	2,767,000	(174,024)
Mexican Peso/US Dollar Cross Currency Rate	(332)	03/17/2025	7,843,500	224,400
MSCI EAFE Index	(27)	03/21/2025	3,061,125	(7,435)
Natural Gas (a)	(6)	02/26/2025	185,880	2,877
New Zealand Dollar/US Dollar Cross Currency Rate	(440)	03/17/2025	24,629,000	934,305
NY Harbor ULSD (a)	(40)	01/31/2025	3,891,552	(228,485)
Palladium (a)	(7)	03/27/2025	636,860	3,692
Platinum (a)	(15)	04/28/2025	682,875	21,580
Reformulated Gasoline Blendstock (a)	(18)	01/31/2025	1,518,955	(44,935)
SGX TSI Iron Ore (a)	(102)	02/28/2025	1,025,100	3,359
South African Rand/US Dollar Cross Currency Rate	(45)	03/17/2025	1,182,938	8,783
Soybean Meal	(156)	03/14/2025	4,943,640	(310,487)
Soybeans (a)	(172)	03/14/2025	8,690,300	(170,666)
Sugar #11 (a)	(101)	02/28/2025	2,178,691	9,092
Swiss Franc/US Dollar Cross Currency Rate (a)	(156)	03/17/2025	21,650,850	643,266
U.S. Treasury 10 Year Notes	(345)	03/20/2025	37,518,750	215,410
U.S. Treasury 2 Year Notes	(578)	03/31/2025	118,842,219	32,540
U.S. Treasury 5 Year Note	(598)	03/31/2025	63,570,203	198,141
U.S. Treasury Long Bonds	(147)	03/20/2025	16,735,031	217,971
U.S. Treasury Ultra Bonds	(95)	03/20/2025	11,296,094	214,199
Wheat (a)	(136)	03/14/2025	3,750,200	58,491
				$7,105,851
Net Unrealized Appreciation (Depreciation)				$3,909,313

(a)	All or portion of this security is held by GuidePath Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath Managed Futures Strategy Fund
Schedule of Forward Currency Contracts
December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	03/19/2025	SEK	6,000,000	USD	546,351	$(1,732)
UBS AG	03/19/2025	SEK	52,000,000	USD	4,753,225	(33,195)
UBS AG	03/19/2025	USD	539,160	NOK	6,000,000	12,180
UBS AG	03/19/2025	USD	2,863,446	SGD	3,875,000	17,024
UBS AG	03/19/2025	USD	1,049,250	NOK	12,000,000	(4,710)
UBS AG	03/19/2025	TRY	27,600,000	USD	721,763	2,023
UBS AG	03/19/2025	USD	15,207,946	CNH	110,000,000	188,412
UBS AG	03/19/2025	USD	13,099,350	NOK	146,000,000	276,177
UBS AG	03/19/2025	USD	6,877,005	PLN	28,000,000	117,643
UBS AG	03/19/2025	USD	21,838,052	SEK	238,000,000	234,836
UBS AG	03/19/2025	USD	22,911,260	SGD	30,625,000	412,516
Net Unrealized Appreciation (Depreciation)						$1,221,174

CNH - Chinese Offshore Renminbi
NOK - Norwegian Krone
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar